Summary of significant accounting policies (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Aug. 31, 2019	Aug. 31, 2018
Earnings per common share:
Net Loss	$ (2,556,000)	$ (2,246,000)	$ (18,700,000)	$ (16,823,000)
Weighted average shares outstanding			817,720	720,253
Basic and Fully Diluted net loss per common share	$ (2.86)	$ (3.11)	$ (22.90)	$ (23.36)